Accumulated other Comprehensive Loss (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total	$ (22,841)	$ (23,938)
Accumulated Other Comprehensive Loss
Cash flow hedges realized loss	(26,187)	(27,222)
Actuarial pension gain	3,346	3,284
Total	$ (22,841)	$ (23,938)